Brown Advisory Sustainable International Leaders Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.7%		Shares	Value
Brazil - 3.1%
B3 SA - Brasil Bolsa Balcao		515,954	$1,294,187

Canada - 3.1%
Canadian National Railway Co.		5,869	553,458
Waste Connections, Inc.		4,042	710,581
			1,264,039

China - 5.5%
AIA Group Ltd.		177,872	1,704,719
ANTA Sports Products Ltd.		46,800	560,589
			2,265,308

Finland - 2.8%
Kone Oyj - Class B		17,203	1,173,405

France - 12.0%
Airbus SE		8,481	1,980,540
LVMH Moet Hennessy Louis Vuitton SE		2,594	1,596,304
Safran SA		3,847	1,365,185
			4,942,029

Germany - 7.9%
CTS Eventim AG & Co. KGaA		9,858	967,807
Deutsche Boerse AG		6,354	1,701,550
SAP SE		2,189	586,144
			3,255,501

India - 3.5%
HDFC Bank Ltd. - ADR		42,774	1,461,160

Indonesia - 2.5%
Bank Rakyat Indonesia Persero Tbk PT		4,350,556	1,019,694

Japan - 3.1%
Keyence Corp.		1,888	703,395
Shimano, Inc.		5,116	571,757
			1,275,152

Netherlands - 9.1%
ASML Holding NV		1,641	1,600,287
NXP Semiconductors NV		5,275	1,201,276
Wolters Kluwer NV		6,809	929,430
			3,730,993

Spain - 2.6%
Amadeus IT Group SA		13,566	1,078,361

Sweden - 2.5%
Atlas Copco AB - Class B		68,714	1,033,971

Switzerland - 5.4%
Cie Financiere Richemont SA		7,478	1,435,525
Roche Holding AG		2,321	772,855
			2,208,380

Taiwan - 4.4%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR		6,528	1,823,205

United Kingdom - 27.1%(a)
AstraZeneca PLC		4,571	700,282
Compass Group PLC		30,294	1,032,594
ConvaTec Group PLC		424,425	1,325,163
Diageo PLC		44,213	1,057,914
Experian PLC		35,808	1,798,534
Howden Joinery Group PLC		170,591	1,940,793
London Stock Exchange Group PLC		15,293	1,753,848
Rentokil Initial PLC		312,925	1,585,198
			11,194,326

United States - 3.1%
Booking Holdings, Inc.		235	1,268,828
TOTAL COMMON STOCKS (Cost $32,381,425)			40,288,539

SHORT-TERM INVESTMENTS - 2.4%		Shares	Value
Money Market Funds – 2.4% First American Government Obligations Fund - Class Z, 4.01%(a)		980,200	980,200
TOTAL SHORT-TERM INVESTMENTS (Cost $980,200)			980,200

TOTAL INVESTMENTS - 100.1% (Cost $33,361,625)			41,268,739
Liabilities in Excess of Other Assets - (0.1)%			(24,377)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$41,244,362
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory Sustainable International Leaders Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$8,312,695	$31,975,844	$–	$40,288,539
Money Market Funds	980,200	–	–	980,200
Total Investments	$9,292,895	$31,975,844	$–	$41,268,739

Refer to the Schedule of Investments for further disaggregation of investment categories.